Expense Example - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9